Consolidated Statements of Operations - GBP (£)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net revenues	£ 54,359	£ 281,590
Costs and expenses:
Cost of sales	84,020	333,117
General and administrative	3,266,823	2,202,138
Sales and marketing	243,253	2,750
Research and development	402,675	274,484
Depreciation and amortization expense	1,006,144	1,005,726
Total costs and expenses	5,002,915	3,818,215
Operating loss	(4,948,556)	(3,536,625)
Other losses:
Other expense, net	(35,916)	(25,779)
Change in fair value of convertible notes		(117,755)
Interest expense	(179,543)	(356,109)
Net loss	£ (5,164,015)	£ (4,036,268)
Basic net loss per Ordinary Share	£ (0.45)	£ (0.50)
Diluted net loss per Ordinary Share	£ (0.45)	£ (0.50)
Weighted average shares outstanding, basic	11,403,236	7,985,717
Weighted average shares outstanding, diluted	11,403,236	7,985,717